v2.4.0.8
SunAmerica Senior Floating Rate Fund
SunAmerica Senior Floating Rate Fund
SUNAMERICA SENIOR FLOATING RATE FUND, INC. (the “Fund”) Supplement dated June 17, 2014, to the Fund’s Prospectus dated May 1, 2014
On page 5 of the Prospectus, the Risk/Return Bar Chart within the "Fund Highlights" section under the heading "Performance Information" is hereby deleted and replaced with the following:
SENIOR FLOATING RATE FUND (Class C)

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
X
- Definition

No authoritative reference available.

+ References

No definition available.

+ Details
Name:	ck0001059040_SupplementTextBlock
Namespace Prefix:	ck0001059040_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph instructions

-Clause 3

-Exhibit a

+ Details
Name:	rr_AnnualReturn2004
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2005
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2006
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph instructions

-Clause 3

-Exhibit a

+ Details
Name:	rr_AnnualReturn2007
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2008
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph instructions

-Clause 3

-Exhibit a

+ Details
Name:	rr_AnnualReturn2009
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2010
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph instructions

-Clause 3

-Exhibit a

+ Details
Name:	rr_AnnualReturn2011
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2012
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2013
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

+ Details
Name:	rr_BarChartAndPerformanceTableHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

+ Details
Name:	rr_BarChartHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ References

No definition available.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a table showing the Fund's (A) average annual total return; (B) average annual total return (after taxes on distributions); and (C) average annual total return (after taxes on distributions and redemption). A Money Market Fund should show only the returns described in clause (A) of the preceding sentence. All returns should be shown for 1-, 5-, and 10- calendar year periods ending on the date of the most recently completed calendar year (or for the life of the Fund, if shorter), but only for periods subsequent to the effective date of the Fund's registration statement. The table also should show the returns of an appropriate broad-based securities market index as defined in Instruction 5 to Item 22(b)(7) for the same periods. A Fund that has been in existence for more than 10 years also may include returns for the life of the Fund. A Money Market Fund may provide the Fund's 7-day yield ending on the date of the most recent calendar year or disclose a toll-free (or collect) telephone number that investors can use to obtain the Fund's current 7-day yield. For a Fund (other than a Money Market Fund or a Fund described in General Instruction C.3.(d)(iii)), provide the information in the following table with the specified captions AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, _____)

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph iii

+ Details
Name:	rr_PerformanceTableClosingTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a table showing the Fund's (A) average annual total return; (B) average annual total return (after taxes on distributions); and (C) average annual total return (after taxes on distributions and redemption). A Money Market Fund should show only the returns described in clause (A) of the preceding sentence. All returns should be shown for 1-, 5-, and 10- calendar year periods ending on the date of the most recently completed calendar year (or for the life of the Fund, if shorter), but only for periods subsequent to the effective date of the Fund's registration statement. The table also should show the returns of an appropriate broad-based securities market index as defined in Instruction 5 to Item 22(b)(7) for the same periods. A Fund that has been in existence for more than 10 years also may include returns for the life of the Fund. A Money Market Fund may provide the Fund's 7-day yield ending on the date of the most recent calendar year or disclose a toll-free (or collect) telephone number that investors can use to obtain the Fund's current 7-day yield. For a Fund (other than a Money Market Fund or a Fund described in General Instruction C.3.(d)(iii)), provide the information in the following table with the specified captions AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, _____). For a Fund that provides annual total returns for only one calendar year or for a Fund that does not include the bar chart because it does not have annual returns for a full calendar year, modify, as appropriate, the narrative explanation required by paragraph (c)(2)(i) (e.g., by stating that the information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Subsection b

-Paragraph 2

-Subparagraph iv

+ Details
Name:	rr_PerformanceTableNarrativeTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration